Loans and financing and Obligations to FIDC quota holders - Summary of Changes in Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings Activity [Roll Forward]
Beginning balance	R$ 6,083,650	R$ 6,746,188
Additions	12,377,290	6,831,935
Disposals	(14,474)	(36,919)
Payment	(11,151,351)	(7,659,592)
Business Combination	347,676	1,592
Changes in Exchange Rates	282,642
Interest	436,956	200,446
Ending balance	8,362,389	6,083,650
Obligation To Fidcar Quota Holders
Borrowings Activity [Roll Forward]
Beginning balance	4,114,315	3,690,542
Additions	0	2,476,906
Payment	(2,064,720)	(2,169,073)
Changes in Exchange Rates	0
Interest	156,448	115,940
Ending balance	2,206,043	4,114,315
Obligations to FIDC TAPSO quota holders
Borrowings Activity [Roll Forward]
Beginning balance	20,476	20,352
Additions	0	0
Payment	(708)	(514)
Changes in Exchange Rates	0
Interest	1,363	638
Ending balance	21,131	20,476
Obligations to FIDC SOMA III quota holders
Borrowings Activity [Roll Forward]
Beginning balance	239,759	0
Additions	584,191	239,232
Payment	(864,747)	0
Changes in Exchange Rates	0
Interest	40,797	527
Ending balance	0	239,759
Finance lease
Borrowings Activity [Roll Forward]
Beginning balance	174,861	124,758
Additions	92,802	118,977
Disposals	(14,474)	(36,919)
Payment	(83,610)	(41,373)
Business Combination	88,879	1,592
Changes in Exchange Rates	62
Interest	14,935	7,826
Ending balance	273,455	174,861
Bonds
Borrowings Activity [Roll Forward]
Beginning balance	0
Additions	2,477,408
Payment	(55,497)
Changes in Exchange Rates	282,580
Interest	60,119
Ending balance	2,764,610	0
Bank borrowings
Borrowings Activity [Roll Forward]
Beginning balance	390,830	1,777,083
Additions	9,222,889	3,996,820
Payment	(7,294,101)	(5,422,211)
Business Combination	258,797
Changes in Exchange Rates	0
Interest	119,226	39,138
Ending balance	2,697,641	390,830
Loans with private entities
Borrowings Activity [Roll Forward]
Beginning balance	745,051	738,456
Additions	0	0
Payment	(770,372)	(17,652)
Changes in Exchange Rates	0
Interest	25,321	24,247
Ending balance	0	745,051
Debentures
Borrowings Activity [Roll Forward]
Beginning balance	398,358	394,997
Additions	0	0
Payment	(17,596)	(8,769)
Changes in Exchange Rates	0
Interest	18,747	12,130
Ending balance	R$ 399,509	R$ 398,358